Transfers of financial assets (TFA) - Securitizations (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr 30	SFr (1)
Proceeds from transfer of assets	4,862	3,632
Cash received on interests that continue to be held	21	19
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	22	(4)
Proceeds from transfer of assets	11,373	8,045
Purchases of previously transferred financial assets or their underlying collateral	0	(1)
Servicing fees	1	1
Cash received on interests that continue to be held	457	116
Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	61	48
Proceeds from transfer of assets	4,766	4,801
Purchases of previously transferred financial assets or their underlying collateral	(638)	(389)
Servicing fees	72	74
Cash received on interests that continue to be held	11	3
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	30	(1)
Proceeds from transfer of assets	4,862	3,632
Cash received on interests that continue to be held	21	19
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	22	(4)
Proceeds from transfer of assets	11,373	8,045
Purchases of previously transferred financial assets or their underlying collateral	0	(1)
Servicing fees	1	1
Cash received on interests that continue to be held	457	116
Bank | Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	61	48
Proceeds from transfer of assets	4,766	4,801
Purchases of previously transferred financial assets or their underlying collateral	(638)	(389)
Servicing fees	72	74
Cash received on interests that continue to be held	SFr 11	SFr 3